UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549


                                       FORM 24F-2
                            Annual Notice of Securities Sold
                                 Pursuant to Rule 24f-2


1.  Name and address of issuer:

                  Northbrook Life Variable Life
                  Separate Account A
                  3100 Sanders Road
                  Northbrook, IL  60062


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                  N/A

3.  Investment Company Act File Number:  811-08173


    Securities Act File Number:  333-25057


4(a).Last day of fiscal year for which this Form is filed:

                 December 31, 1997

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:If the Form is being filed late, interest must be paid on the registration fee due.

                  N/A

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate  sale price of securities  sold during the fiscal year
            pursuant to section 24(f):                        $826,649
                                                              ---------

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:               $(25,263)
                                                              ---------

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable
            to the Commission:                                $  --
                                                              ---------

     (iv)   Total available redemption credits [add Items
            5(ii) and 5(iii):                                 -$(25,263)
                                                                --------

     (v)    Net sales - if Item 5(i) is greater  than Item  5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                       $801,385
                                                               ---------

     (vi)   Redemption credits available for use in           $ ( --      )
                                                              -------------
            future years - if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

     (vii)  Multiplier for determining registration fee (See
            Instruction C.9):                                 x0.0295%
                                                              ---------

     (viii) Registration fee due [multiply Item 5(v) by item
            5(vii)] (enter "0" if no fee is due):            =$236.41
                                                              ========


6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that were available for use by the issuer in future fiscal years, then state that number here:
         ________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                            +$-------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                             =$236.41
                             -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:   Payor CIK #0001005913

                  [x ]     Wire Transfer  February 26, 1998
                  [  ]     Mail or other means



                                   SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)* /s/ MICHAEL J. VELOTTA
                          ------------------------------
                          Michael J. Velotta
                          Vice President, Secretary and General Counsel


Date February 26, 1998
     --------------------

*Please print the name and title of the signing officer below the signature.